UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Hanna Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                              (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 33.57%

Consumer Discretionary - 5.18%
*	Ascena Retail Group, Inc.	2,000	$40,426
*	CarMax, Inc.	1,000	36,260
	Expedia, Inc.	1,300	80,418
	The Home Depot, Inc.	1,000	65,070
	Lennar Corp.	750	28,530
*	Liberty Media Corp - Liberty Capital	300	31,806
	Lowe's Cos., Inc.	100	3,609
*	Visteon Corp.	500	25,050
	Whirlpool Corp.	250	25,460
			336,629
Consumer Staples - 1.91%
	Bunge Ltd.	800	58,528
	Coca-Cola Enterprises, Inc.	2,100	65,478
			124,006
Energy - 1.93%
	Marathon Petroleum Corp.	800	43,800
	Phillips 66	400	20,948
	Tesoro Corp.	1,600	61,056
			125,804
Financials - 5.10%
	Aflac, Inc.	1,250	66,238
*	American International Group, Inc.	2,000	66,260
	Bancolombia SA	100	6,427
	Bank of America Corp.	5,000	49,300
	BlackRock, Inc.	250	49,260
	Fidelity National Financial, Inc.	500	12,105
	BRE Properties, Inc. REIT	600	29,190
	Weyerhaeuser Co. REIT	2,000	53,120
			331,900
Health Care - 0.60%
	Aetna, Inc.	900	38,871
			38,871
Industrials - 3.77%
	Canadian Pacific Railway Ltd.	900	84,006
	Dover Corp.	1,000	63,590
	Precision Castparts Corp.	350	64,187
*	Taser International, Inc.	4,000	33,808
			245,591

			(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Information Technology - 11.56%
	Apple, Inc.	50	$29,264
*	eBay, Inc.	600	31,692
*	Google, Inc.	200	139,674
*	LinkedIn Corp.	350	37,849
	Mastercard, Inc.	100	48,868
	Motorola Solutions, Inc.	1,200	65,340
*	NetApp, Inc.	2,500	79,275
	QUALCOMM, Inc.	1,300	82,706
*	Trimble Navigation Ltd.	1,200	66,768
*	ValueClick, Inc.	2,700	50,949
	Visa, Inc.	800	119,768
			752,153
Materials - 3.10%
	Ball Corp.	2,000	89,380
	LyondellBasell Industries NV	800	40,560
*	WR Grace & Co.	1,100	72,017
			201,957
Telecommunication Services - 0.42%
*	SBA Communications Corp.	400	27,528
			27,528

	Total Common Stocks (Cost $2,167,290)		2,184,439

EXCHANGE TRADED PRODUCTS - 6.31%
	iShares Barclays MBS Bond Fund	2,000	216,679
	iShares MSCI Hong Kong Index Fund	1,500	28,665
*	Ranger Equity Bear ETF	500	9,700
	SPDR S&P 500 ETF Trust	1,000	142,155
	SPDR S&P Homebuilders ETF	500	13,160
			410,359

	Total Exchange Traded Products (Cost $409,674)		410,359

			(Continued)

	Paladin Long Short Fund

	Schedule of Investments
(Unaudited)

	As of November 30, 2012
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

	PUT OPTIONS PURCHASED - 0.15%
	Emerson Electric Co.	60	$49	12/22/2012	$3,330
	Live Nation Entertainment	75	8.00	1/19/2013	2,573
	Sotheby's	25	28.00	1/19/2013	3,625

	Total Put Options Purchased (Cost $9,740)				9,528

	CALL OPTIONS PURCHASED - 0.18%
	Ascena Retail Group	35	20.00	12/22/2012	3,517
	Avon Products, Inc.	20	15.00	1/19/2013	800
	Coca-Cola Enterprises ,Inc.	75	32.00	12/22/2012	2,663
	Hologic, Inc.	45	19.00	12/22/2012	2,250
	Hologic, Inc.	20	21.00	1/19/2013	400
	National Oilwell Varco	4	72.50	2/16/2013	760
	Newmont Mining Corp.	50	49.00	12/22/2012	1,500

	Total Call Options Purchased (Cost $17,335)				11,890

			Interest	Maturity
		Principal	Rate	Date
	TREASURY BILL - 25.36%
	United States Treasury Bill	1,650,000	0.00%	1/31/2013	1,649,851

	Total Treasury Bill (Cost $1,649,765)				1,649,851

	SHORT-TERM INVESTMENT - 49.23%
	§	Federated Prime Obligations Fund, 0.12%			3,202,831

	Total Short-Term Investment (Cost $3,202,831)				3,202,831

Total Value of Investments (Cost $7,456,635) - 114.80%					$7,468,898

	Liabilities in Excess of Other Assets - (14.80)%				(962,813)

	Net Assets - 100%				$6,506,085

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronyms are used in this portfolio:
	REIT - Real Estate Investment Trust
	NV - Naamloze Vennootschap
	SA - Societe Anonyme

					(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$33,671
Aggregate gross unrealized depreciation			(20,621)

Net unrealized appreciation			$13,050

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.18%	$ 336,629
Consumer Staples	1.91%	124,006
Energy	1.93%	125,804
Financials	5.10%	331,900
Health Care	0.60%	38,871
Industrials	3.77%	245,591
Information Technology	11.56%	752,153
Materials	3.10%	201,957
Telecommunication Services	0.42%	27,528
Exchange Traded Products	6.31%	410,359
Put Options Purchased	0.15%	9,528
Call Options Purchased	0.18%	11,890
Treasury Bill	25.36%	1,649,851
Other	49.23%	3,202,831
Total	114.80%	$ 7,468,898

			(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012

SECURITIES SOLD SHORT - (1.31%)

COMMON STOCKS - (1.31%)

Financials - (1.31%)
American Express Co.	700	$38,906
The Goldman Sachs Group, Inc.	400	46,604
		85,510

Total Common Stocks (Proceeds $86,297)		$85,510

		(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012

Note 1 - Investment Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 2,184,439	$ 2,184,439	$ -	$ -
Exchange Traded Products	410,359	410,359	-	-
Put Options Purchased	9,528	9,528	-	-
Call Options Purchased	11,890	11,890	-	-
Treasury Bill	1,649,851	-	1,649,851	-
Short-Term Investment	3,202,831	3,202,831	-	-
Total Assets	$ 7,468,898	$ 5,819,047	$ 1,649,851	$ -

Liabilities	Total	Level 1	Level 2	Level 3
Securities Sold Short
Common Stocks	$ 85,510	$ 85,510	$ -	$ -
Total Liabilities	$ 85,510	$ 85,510	$ -	$ -

Option Valuation
Options are valued at their last quoted sales price as of 4:00 p.m. Eastern Time, the Fund’s valuation time.  If an option is not traded on the valuation date, the option is priced at the mean of the last quoted bid and ask prices as of the valuation time.  Options are valued with prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information.  An option may be valued using fair value pricing when (i) the option does not trade on the valuation date and a reliable last quoted ask price at the valuation time is not readily available or (ii) the Fund’s investment advisor does not believe the price provided by the pricing services reflects the market value of the option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hanna Investment Trust

By: (Signature and Title)	/s/ Mark Hanna
Date: January 25, 2013	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark Hanna
Date: January 25, 2013	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Hanna Investment Trust